Investment in NMG Ohio LLC (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Schedule of Equity Method Investments [Line Items]
Remaining cash payments totaling		$ 393,750
Remaining issuance of common stock shares		793,466
Investment in NMG Ohio LLC		$ 3,465,902
Revenues	$ 961,444	1,225,238
Net income	292,171	188,244
Equity pickup	87,651	$ 56,466
Net income related to 30% pro rata shares	$ 125,000
NMG Ohio LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting interest acquired	100.00%	100.00%
Purchase of remaining ownership interest percentage	70.00%	70.00%
Consideration in cash to be paid for the acquisition of remaining interest	$ 1,575,000	$ 1,575,000
Common stock shares issued		2,380,398
Issuance of common stock		3,173,864
Common stock shares fair value		$ 1,448,805
Cash payments		1,181,250
Remaining cash payments totaling	$ 393,750
Remaining issuance of common stock shares	793,466
Ownership percentage	30.00%
Revenues	$ 961,444	1,148,465
Expenses	669,273	960,244
Net income	292,171	188,244
Equity pickup	$ 87,651
Net income related to 30% pro rata shares		$ 56,466